Basis of Preparation - Group Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Revenue	£ 23,428	£ 23,723	£ 24,062
Operating costs	(20,004)	(20,339)	(20,892)
Operating profit (loss)	3,424	3,384	3,170
Profit before tax	2,898	2,804	2,551
Tax	(551)	(620)	(485)
Profit for the year	2,347	£ 2,184	£ 2,066
Adjustments [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Revenue	(252)
Operating costs	1
Operating profit (loss)	(251)
Profit before tax	(251)
Tax	48
Profit for the year	(203)
Amounts Without Adoption of IFRS 15 (IAS 18) [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Revenue	23,176
Operating costs	(20,003)
Operating profit (loss)	3,173
Profit before tax	2,647
Tax	(503)
Profit for the year	£ 2,144